Related Party Balances and Transactions (Details) - Schedule of transactions with related parties balance - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Schedule of transactions with related parties balance [Abstract]
Current liabilities	$ 3,317,410	$ 3,322,862	$ 3,033,028
Non-current liabilities	11,857,247	12,209,702	12,666,389
Total	$ 15,174,657	$ 15,532,564	$ 15,699,417